                              Delaware Pooled Trust

                      The Large Cap Value Equity Portfolio

                    Supplement to the Portfolios' Prospectus
                             dated February 28, 2007

The following updates the information  regarding the management of the Large Cap
Value Equity Portfolio only:

D. Tysen Nutt Jr.

Senior Vice President,  Senior  Portfolio  Manager,  Team Leader-- The Large-Cap
Value Equity Portfolio

Mr. Nutt joined Delaware Investments in 2004 as senior vice president and senior portfolio manager for the firm's Large-Cap Value Focus strategy.  Before joining the firm, Mr. Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch
Investment Managers (MLIM),  where he managed mutual funds and separate accounts for  institutions  and private  clients.  Mr. Nutt  departed  MLIM as a managing director.  Prior to joining MLIM in 1994,  Mr. Nutt was with Van Deventer & Hoch
(V&H) where he managed  large-cap value  portfolios for institutions and private clients.  He began his  investment  career  at Dean  Witter  Reynolds,  where he eventually  became vice president,  investments.  Mr. Nutt earned his bachelor's degree from  Dartmouth  College,  and he is a member of the New York  Society of
Security  Analysts  and the CFA  Institute.  Mr. Nutt has managed The  Large-Cap
Value Equity Portfolio since April 2006.

Nikhil G. Lalvani, CFA

Vice President, Portfolio Manager-- The Large-Cap Value Equity Portfolio

Mr. Lalvani is a portfolio  manager with the firm's  Large-Cap Value Focus team.
At  Delaware  Investments,  Mr.  Lalvani  has served as both a  fundamental  and quantitative  analyst.  Prior to  joining  the firm in 1997,  he was a  research associate with Bloomberg.  Mr. Lalvani holds a bachelor's degree in finance from
Penn State  University and is a member of the CFA Society of  Philadelphia.  Mr.
Lalvani has managed The Large-Cap Value Equity Portfolio since October 2006.

Anthony A. Lombardi, CFA

Vice President, Senior Portfolio Manager-- The Large-Cap Value Equity Portfolio

Mr. Lombardi joined Delaware  Investments in 2004 as a vice president and senior portfolio manager for the firm's Large-Cap Value Focus strategy. Previously, Mr.
Lombardi worked at Merrill Lynch Investment Managers from 1998 to 2004, where he rose to the  position  of director  and  portfolio  manager for the U.S.  Active
Large-Cap  Value  team,   managing  mutual  funds  and  separate   accounts  for
institutions  and  private  clients.  Prior  to that he  worked  at Dean  Witter
Reynolds for seven years as a sell-side  equity research  analyst,  and he began his career as an investment analyst with Crossland Savings in 1989. Mr. Lombardi graduated from Hofstra University,  receiving a bachelor's degree in finance and an MBA with a concentration  in finance.  He is a member of the New York Society of  Security  Analysts  and the CFA  Institute.  Mr.  Lombardi  has  managed The
Large-Cap Value Equity Portfolio since April 2006.

Robert A. Vogel Jr., CFA

Vice President, Senior Portfolio Manager-- The Large-Cap Value Equity Portfolio

Mr.  Vogel  joined  Delaware  Investments  in 2004 as a vice  president,  senior portfolio  manager for the firm's Large-Cap Value Focus strategy.  He previously worked at Merrill Lynch Investment  Managers for more than seven years, where he rose to the position of director and portfolio  manager  within the U.S.  Active
Large-Cap  Value team. He began his career in 1992 as a financial  consultant at
Merrill Lynch. Mr. Vogel graduated from Loyola College in Maryland, earning both bachelor's  and  master's  degrees  in  finance.  He also  earned  an MBA with a
concentration   in  finance  from  The  Wharton  School  of  the  University  of
Pennsylvania,  and he is a member of the New York  Society of Security  Analysts and the CFA Society of  Philadelphia.  Mr. Vogel has managed The Large-Cap Value
Equity Portfolio since April 2006.

Nashira S. Wynn

Vice President, Portfolio Manager-- The Large-Cap Value Equity Portfolio

Ms.  Wynn is a portfolio  manager  with the firm's  Large-Cap  Value Focus team.
Prior to  joining  Delaware  Investments  in 2004,  she was an  equity  research analyst for Merrill  Lynch  Investment  Managers.  Ms. Wynn earned a  bachelor's degree in finance,  with a minor in  economics,  from The College of New Jersey, and she attended England's Oxford University as a presidential scholar. Ms. Wynn is also a CFA Level I candidate.  Ms. Wynn has been managing The Large-Cap Value
Equity Portfolio since October 2006.

                Please keep this Supplement for future reference.

This Supplement is dated July 31, 2007.